Stockholders' Equity and Stock Incentive Plans RSU, PSU and Career Shares (Details) - Common Stock	3 Months Ended
Mar. 31, 2018 shares
PSU - Dec 2014 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Performance Stock Award, Gross	486,805
Shares to be issued to settle PSUs	1.57
Stock Issued During Period, Shares, Performance Stock Award, Taxes	149,268
Stock Issued During Period, Shares, Performance Stock Award, Net	337,537
PSU - Nov 2013 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Performance Stock Award, Gross	268,429
Shares to be issued to settle PSUs	0.80
Stock Issued During Period, Shares, Performance Stock Award, Taxes	94,776
Stock Issued During Period, Shares, Performance Stock Award, Net	173,653